Net income per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net Income (Loss)	¥ 1,275,348	$ 174,722	¥ 737,137	¥ 98,099
Denominator:
Weighted average number of ordinary shares (for basic calculation)	413,681,482	413,681,482	405,628,647	379,321,522
Effect of dilutive share-based awards	3,547,756	3,547,756	9,194,655	2,277,167
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)	417,229,238	417,229,238	414,823,302	381,598,689
Basic net income per ordinary share (in RMB) | (per share)	¥ 3.08	$ 0.42	¥ 1.82	¥ 0.26
Diluted net income per ordinary share (in RMB) | (per share)	¥ 3.06	$ 0.42	¥ 1.78	¥ 0.26